June 30, 1999                                  . Pacific Select Fund

                                               . Pacific Corinthian Variable
                                                 Separate Account of
                                                 Pacific Life Insurance Company




                                  Semi-Annual
                                    Reports












                                                           Pacific Corinthian

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter.................................................. A-1
        Performance Discussion............................................. A-2
        Financial Statements:
          Statements of Assets and Liabilities............................. B-1
          Statements of Operations......................................... B-3
          Statements of Changes in Net Assets.............................. B-5
        Financial Highlights............................................... B-9
        Schedules of Investments and Notes................................. B-13
        Notes to Financial Statements...................................... B-80
        Special Meeting of Shareholders.................................... B-86
        PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
        Financial Statements:
          Statement of Assets and Liabilities.............................. C-1
          Statement of Operations.......................................... C-2
          Statement of Changes in Net Assets............................... C-3
        Notes to Financial Statements...................................... C-5

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
(In thousands)

                              Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                              Account  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                                 I        II      III       IV      VII       IX       X        XI      XII      XIII     XIV
                              --------------------------------------------------------------------------------------------------
ASSETS
Investments in
 Pacific Select
 Fund:
 Money Market
  Portfolio
   (365 shares;
   cost $3,670)...........     $3,679
 Equity Portfolio
   (1,989 shares;
   cost $28,531)..........             $61,169
 Bond and Income
  Portfolio
   (1,057 shares;
   cost $12,311)..........                      $12,325
 Government
  Securities
  Portfolio
   (113 shares;
   cost $1,160)...........                                $1,168
 Equity Income
  Portfolio
   (545 shares;
   cost $8,185)...........                                        $15,298
 Multi-Strategy
  Portfolio
   (471 shares;
   cost $5,732)...........                                                  $8,126
 Managed Bond
  Portfolio
   (35 shares;
   cost $386).............                                                            $365
 High Yield Bond
  Portfolio
   (26 shares;
   cost $248).............                                                                     $236
 Equity Index
  Portfolio
   (90 shares;
   cost $2,351)...........                                                                             $3,217
 International
  Portfolio
   (38 shares;
   cost $527).............                                                                                       $595
 Growth LT
  Portfolio
   (159 shares;
   cost $3,127)...........                                                                                               $5,126

Receivables:
 Due from Pacific
  Life Insurance
  Company.................                                                                                                   72
 Fund shares
  redeemed................         14        2       73
                              --------------------------------------------------------------------------------------------------
Total Assets..............      3,693   61,171   12,398    1,168   15,298    8,126     365      236     3,217     595     5,198
                              --------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific
  Life Insurance
  Company.................         14        2       73
 Fund shares
  purchased...............                                                                                                   72
 Other liabilities........          6      402       49        2      127       10                          7       2        16
                              --------------------------------------------------------------------------------------------------
Total Liabilities.........         20      404      122        2      127       10                          7       2        88
                              --------------------------------------------------------------------------------------------------
NET ASSETS................     $3,673  $60,767  $12,276   $1,166  $15,171   $8,116    $365     $236    $3,210    $593    $5,110
                              --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                       Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                       Account  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                          I        II      III       IV      VII       IX       X        XI      XII      XIII     XIV
                       --------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends............   $80     $4,380     $973     $45    $1,229    $578      $19     $11       $32     $29       $374
                       --------------------------------------------------------------------------------------------------
Total Investment
 Income...............    80      4,380      973      45     1,229     578       19      11        32      29        374
                       --------------------------------------------------------------------------------------------------

EXPENSES
 Mortality and
  expense risk fees...    22        354       82       7        86      48        2       2        18       4         25
 Other operating
  expenses............                3        1                 1       1
                       --------------------------------------------------------------------------------------------------
Total Expenses........    22        357       83       7        87      49        2       2        18       4         25
                       --------------------------------------------------------------------------------------------------
Net Investment
 Income...............    58      4,023      890      38     1,142     529       17       9        14      25        349
                       --------------------------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain
  (loss) from security
  transactions........     1      2,339      195       1       550     376       (1)     (7)       39      (6)        29
 Net unrealized
  appreciation
  (depreciation)
  on investments......     4        944   (2,010)    (77)      144    (369)     (27)     (1)      277       1        779
                       --------------------------------------------------------------------------------------------------
Net Realized and
 Unrealized Gain
 (Loss)
 on Investments.......     5      3,283   (1,815)    (76)      694       7      (28)     (8)      316      (5)       808
                       --------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS......   $63     $7,306    ($925)   ($38)   $1,836    $536     ($11)     $1      $330     $20     $1,157
                       --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                            Variable Variable  Variable  Variable Variable  Variable Variable Variable Variable Variable Variable
                            Account  Account   Account   Account  Account   Account  Account  Account  Account  Account  Account
                               I        II       III        IV      VII        IX       X        XI      XII      XIII     XIV
                            -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS
 Net investment income....      $58   $4,023      $890       $38   $1,142      $529     $17       $9       $14     $25      $349
 Net realized gain
  (loss) from security
  transactions............        1    2,339       195         1      550       376      (1)      (7)       39      (6)       29
 Net unrealized
  appreciation
  (depreciation) on
  investments.............        4      944    (2,010)      (77)     144      (369)    (27)      (1)      277       1       779
                            -----------------------------------------------------------------------------------------------------
Net Increase
 (Decrease) in Net
 Assets Resulting
 from Operations..........       63    7,306      (925)      (38)   1,836       536     (11)       1       330      20     1,157
                            -----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
 NET ASSETS FROM ACCOUNT
 TRANSACTIONS
 Transfers in.............      626      256       170        52      284        94     139       35       553      31       762
 Transfers out............   (1,214)  (4,997)   (3,268)      (74)  (1,410)   (1,365)    (52)    (118)     (573)   (183)     (214)
                            -----------------------------------------------------------------------------------------------------
Net Increase
 (Decrease) in Net
 Assets Derived
from Account Transactions.     (588)  (4,741)   (3,098)      (22)  (1,126)   (1,271)     87      (83)      (20)   (152)      548
                            -----------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN NET ASSETS.      (525)   2,565    (4,023)      (60)     710      (735)     76      (82)      310    (132)    1,705
                            -----------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Period......     4,198   58,202    16,299     1,226   14,461     8,851     289      318     2,900     725     3,405
                            -----------------------------------------------------------------------------------------------------
 End of Period............   $3,673  $60,767   $12,276    $1,166  $15,171    $8,116    $365     $236    $3,210    $593    $5,110
                            -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                            Variable Variable  Variable  Variable Variable  Variable Variable Variable Variable Variable Variable
                            Account  Account   Account   Account  Account   Account  Account  Account  Account  Account  Account
                               I        II       III        IV      VII        IX       X        XI      XII      XIII     XIV
                            -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
 Net investment
  income..................     $147   $3,147      $863       $73   $1,663      $958     $14      $26       $23     $56       $75
 Net realized gain
  (loss) from security
  transactions............        5   12,281       788         2    1,387     1,316       1      (16)       98     (12)       14
 Net unrealized
  appreciation
  (depreciation) on
  investments.............       (5)     451      (331)       22      (17)     (635)      4      (15)      457     (19)    1,025
                            -----------------------------------------------------------------------------------------------------
 Net Increase
  (Decrease) in Net
  Assets Resulting
  from Operations.........      147   15,879     1,320        97    3,033     1,639      19       (5)      578      25     1,114
                            -----------------------------------------------------------------------------------------------------

INCREASE
 (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS
  Transfers in............    3,034      240       674       139      958       457     189      215     1,955     230     1,273
  Transfers out...........   (3,070) (28,424)   (8,700)     (227)  (5,809)   (6,050)   (112)    (192)   (1,178)   (404)     (628)
                            -----------------------------------------------------------------------------------------------------
 Net Increase
  (Decrease) in Net
  Assets Derived from
  Account Transactions....      (36) (28,184)   (8,026)      (88)  (4,851)   (5,593)     77       23       777    (174)      645
                            -----------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN NET ASSETS.      111  (12,305)   (6,706)        9   (1,818)   (3,954)     96       18     1,355    (149)    1,759
                            -----------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year........    4,087   70,507    23,005     1,217   16,279    12,805     193      300     1,545     874     1,646
                            -----------------------------------------------------------------------------------------------------
 End of Year..............   $4,198  $58,202   $16,299    $1,226  $14,461    $8,851    $289     $318    $2,900    $725    $3,405
                            -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. ORGANIZATION

 Pacific Corinthian Variable Separate Account (the "Separate Account") of Pacific Life Insurance Company ("Pacific Life") is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company ("PCL").

 PCL, formerly a wholly-owned subsidiary of Pacific Life, was a stock life insurance company organized under the laws of the State of California.

 PCL was formed to rehabilitate the business of First Capital Life Insurance Company ("FCL") under a five year rehabilitation plan ("the Plan"). Under the terms of the Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the Plan of FCL. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

 The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund") as follows:

                                     Portfolios
                                     ----------
   Variable Account I      Money Market Portfolio
   Variable Account II     Equity Portfolio
   Variable Account III    Bond and Income Portfolio
   Variable Account IV     Government Securities Portfolio
   Variable Account VII    Equity Income Portfolio
   Variable Account IX     Multi-Strategy Portfolio
   Variable Account X      Managed Bond Portfolio
   Variable Account XI     High Yield Bond Portfolio
   Variable Account XII    Equity Index Portfolio
   Variable Account XIII   International Portfolio
   Variable Account XIV    Growth LT Portfolio


 Each Variable Account pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Section B of this report and should be read in conjunction with the Separate Account's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

 During the six months period ended June 30, 1999, the Fund declared dividends for each portfolio invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. CONTRACT CHARGES

 A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

 An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

 Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

 In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life's guarantee that such expenses will not exceed 0.25% of each Variable Account's average daily net assets annually. Pacific Life further guarantees that the ordinary operating

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of stated expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Portfolio of the Fund.

5. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. SELECTED ACCUMULATION UNIT**
   INFORMATION

 Selected accumulation unit information for the period ended June 30, 1999 were as follows:

                                   ------------
                                   Accumulation
                                   Unit Value
-------------------------------------------------------------------------------------------
                                                                                 Number of
                        At                                                         Units
                      Begin-                          At                        Outstanding
Variable              ning of                       End of                       at End of
Accounts              Period                        Period                        Period
-------------------------------------------------------------------------------------------
   I                  $1.969                        $2.002                       1,834,591

-------------------------------------------------------------------------------------------
   II                  7.828                         8.837                       6,876,824

-------------------------------------------------------------------------------------------
  III                  4.800                         4.497                       2,729,623

-------------------------------------------------------------------------------------------
   IV                  2.142                         2.077                         561,427

-------------------------------------------------------------------------------------------
  VII                  3.201                         3.624                       4,186,464

-------------------------------------------------------------------------------------------
   IX                  2.574                         2.747                       2,954,217

-------------------------------------------------------------------------------------------
   X                   1.409                         1.367                         267,294

-------------------------------------------------------------------------------------------
   XI                  1.386                         1.389                         170,083

-------------------------------------------------------------------------------------------
  XII                  2.688                         2.995                       1,071,682

-------------------------------------------------------------------------------------------
  XIII                 1.496                         1.552                         382,330

-------------------------------------------------------------------------------------------
  XIV                  2.607                         3.462                       1,476,006

** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.